Nature and Continuance of Operations (Details Narrative) - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
Nature And Continuance Of Operations
Accumulated deficit	$ (27,611,883)	$ (30,136,646)
Working capital	$ 138,550